Partnership Formation and General Information - Vessel Owning Subsidiaries (Table) (Details)	12 Months Ended
Dec. 31, 2017
Clean Energy
Property, Plant and Equipment [Line Items]
Delivery Date	March 2007
Year Built	2007
Cbm Capacity	149,700
Ob River
Property, Plant and Equipment [Line Items]
Delivery Date	July 2007
Year Built	2007
Cbm Capacity	149,700
Amur River
Property, Plant and Equipment [Line Items]
Delivery Date	January 2008
Year Built	2008
Cbm Capacity	149,700
Arctic Aurora
Property, Plant and Equipment [Line Items]
Delivery Date	June 2014
Year Built	2013
Cbm Capacity	155,000
Yenisei River
Property, Plant and Equipment [Line Items]
Delivery Date	September 2014
Year Built	2013
Cbm Capacity	155,000
Lena River
Property, Plant and Equipment [Line Items]
Delivery Date	December 2015
Year Built	2013
Cbm Capacity	155,000